CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Loss from continuing operations	$ (5,433)	$ (9,052)	[1]
Adjustments to the profit or loss items:
Depreciation and amortization of property, plant and equipment and right-of-use-assets	600	731
Share-based compensation	472	617
Remeasurement of Convertible SAFE	(345)	24
Net financing expenses (income)	156	(364)
Loss (gain) from sale of property, plant and equipment	(194)	524
Amortization of deferred expenses related to issuance of warrants	656	0
Remeasurement of pre-funded warrants and warrants	(1,318)	0
Share of loss of an associate	67	20
Taxes on income	1	1
Adjustments to the profit or loss items	95	1,553
Changes in asset and liability items:
Decrease (increase) in trade receivables	(63)	119
Decrease (increase) in other receivables and prepaid expenses	1,369	(627)
Increase in inventories	(601)	(228)
Decrease in trade payables	(369)	(716)
Decrease in employees and payroll accruals	(124)	(120)
Decrease in other payables	(458)	(94)
Decrease in deferred revenues and other advances	(351)	(105)
Changes in asset and liability	(597)	(1,771)
Cash received (paid) during the period for:
Interest received	176	402
Interest paid	(98)	(41)
Taxes paid	(11)	0
Net cash used in continuing operating activities	(5,868)	(8,909)
Net cash used in operating activities of discontinued operations	(1,615)	(656)
Net cash used in operating activities	(7,483)	(9,565)
Cash flows from investing activities:
Purchase of property, plant and equipment	(123)	(166)
Proceeds from sale of property, plant and equipment	0	10
Proceeds from finance sub-lease asset	17	0
Withdrawal from (investment in) bank deposits, net	(3,328)	1,024
Net cash provided by (used in) continuing investing activities	(3,434)	868
Net cash used in investing activities of discontinued operations	0	(2,020)
Net cash used in investing activities	(3,434)	(1,152)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance expenses	4,283	86
Repayment of lease liability	(283)	(470)
Repayment of government grants	(122)	(142)
Net cash provided by (used in) continuing financing activities	3,878	(526)
Net cash provided by financing activities of discontinued operations	112	8
Net cash provided by (used in) financing activities	3,990	(518)
Exchange rate differences - cash and cash equivalent balances	25	(53)
Decrease in cash and cash equivalents	(6,902)	(11,288)
Cash and cash equivalents, beginning of the period	15,301	20,772
Cash and cash equivalents presented in assets held for sale	(70)	0
Cash and cash equivalents, end of the period	8,329	9,484
Significant non-cash activities:
Purchase of property, plant and equipment, net	11	15
Investment in affiliated company with corresponding deferred revenues	0	120
Exercise of pre-funded warrants	389	0
Right-of-use asset recognized with corresponding lease liability	207	184
Derecognition of right-of-use asset under a finance lease	$ 13	$ 0

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.